Income Taxes - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax valuation allowances	$ 27,174
U.S. federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	70,000
Archer Aviation Inc
Operating Loss Carryforwards [Line Items]
Deferred tax valuation allowances	7,216,000	$ 312,000
Archer Aviation Inc | U.S. federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	26,959,000	905,000
Archer Aviation Inc | State
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 26,692,000	$ 1,796,000